Fair Value Measurements - Schedule of Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 21.6	$ 24.5
Level 2 [Member] | Fair Value Asset (Liability) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 21.6	$ 24.5